Subsequent Events	9 Months Ended	12 Months Ended
	May 31, 2017	Aug. 31, 2016
Notes to Financial Statements
7. Subsequent Events

On August 24, 2017 Apawthecary Pets USA entered into a license agreement with Solace Management Group Inc. a British Columbia corporation. Solace Management Group Inc. and Apawthecary Pets USA have a Director and officer in common, Bradley Kersch.

On November 4, 2016, related parties of the Company provided a loan, totaling $5,000 for working capital purposes. This amount is unsecured, interest-free and due on demand.